Investments - Contractual Maturities of Bonds (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost or Amortized Cost
Due in one year or less	$ 0.1	$ 2.3
Due after one year through five years	6.4	3.5
Due after five years through ten years	0.0	0.0
Due after ten years	0.0	0.0
Cost or Amortized Cost	6.5	5.8	$ 3.2
Fair Value
Due in one year or less	0.1	2.3
Due after one year through five years	6.6	3.6
Due after five years through ten years	0.0	0.0
Due after ten years	0.0	0.0
Fair Value	$ 6.7	$ 5.9	$ 3.2